Stock Based Compensation (Tables)	12 Months Ended
Sep. 30, 2014
Stock Based Compensation [Abstract]
Schedule of share-based payment award, stock options, valuation assumptions
	Years ended September 30,
	2014	2013
Dividend yield	$-	$-
Expected volatility	121%	174%
Risk free interest rate	1.13%	0.84%
Expected life	4.6 years	7.7 years

Summary of stock options activity

	2014		2013
	Number of	Weighted average exercise	Number of	Weighted average exercise
	shares	price	shares	price
Outstanding at beginning of year	201,662	$8.00	308,719	$11.00
Granted	20,513	4.50	143,425	6.00
Exercised	-	-	(49,643)	7.00
Forfeited	(134,851)	6.50	(200,839)	11.00

Outstanding at end of year	87,324	$10.00	201,662	$8.00

Exercisable	73,990	$11.00	54,626	$12.00

Summary of stock options outstanding and exercisable

		Options Outstanding		Options Exercisable
		Weighted average
Exercise	Number	remaining contract	Weighted average	Number	Weighted average
price range	outstanding	in years	exercise price	exercisable	exercise price

$0.00-0.10	20,000	9.4	$4.50	6,667	$4.50
0.11-0.20	27,169	6.8	6.50	27,169	6.50
0.21-0.30	29,121	6.7	14.00	29,121	14.00
0.31-0.40	11,034	2.3	17.50	11,033	17.50

	87,324	6.8	$10.00	73,990	$11.00

Summary of restricted stock activity

Balance outstanding, October 1, 2012	20,000
Granted	20,000
Vested	(40,000)
Forfeited	-
Balance outstanding, September 30, 2013	-
Granted	10,000
Vested	(10,000)
Forfeited	-
Balance outstanding, September 30, 2014	-